Consolidated Statements of Comprehensive Income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income
Net income	$ 119,000,725	$ 92,049,111	$ 88,097,926
Components of other comprehensive income that will not be reclassified to net income for the period, before taxes
Actuarial losses from defined benefit plans	(329,477)	(29,423)	(744,445)
Components of other comprehensive income that will be reclassified to net income for the period, before taxes
Gain (losses) from exchange rate translation differences	(68,831,435)	148,686	(119,212,803)
Gain (losses) from cash flow hedges	(813,844)	(42,836,575)	31,134,391
Income tax related to components of other comprehensive income that will not be reclassified to net income for the period
Income tax benefit related to defined benefit plans	84,017	7,060	148,877
Income tax related to components of other comprehensive income that will be reclassified to net income for the period
Income tax related to exchange rate translation differences	232,666	(2,431,408)	4,604,711
Income tax related to cash flow hedges	167,348	13,301,186	(10,172,792)
Total comprehensive income	49,510,000	60,208,637	(6,144,135)
Total comprehensive income attributable to:
Equity holders of the parent	48,725,522	59,704,657	(5,894,668)
Non-controlling interests	784,478	503,980	(249,467)
Total comprehensive income	$ 49,510,000	$ 60,208,637	$ (6,144,135)